Net Income (loss) per Share	9 Months Ended
Sep. 30, 2023
Net Income (loss) per Share
Net Income (loss) per Share
11.	Net Income (loss) per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the nine months ended September 30, 2022 and 2023, options to purchase ordinary shares and RSUs of nil and 2.5 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the nine months ended September 30, 2022 and 2023, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 5.5 million and 6.5 million, respectively. For the nine months ended September 30, 2022, 6.8 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Nine Months Ended September 30,
	2022	2023

	(In thousands, except per share data)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo’s shareholders	$(56,361)	$259,368
Denominator:
Weighted average ordinary shares outstanding	235,543	235,307
Basic net income (loss) per share attributable to Weibo’s shareholders	$(0.24)	$1.10

Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo’s shareholders for calculating diluted net income per share	$(56,361)	$259,368
Denominator:
Weighted average ordinary shares outstanding	235,543	235,307
Effects of dilutive securities
Stock options	—	4
Unvested restricted share units	—	2,506
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	235,543	237,817
Diluted net income (loss) per share attributable to Weibo’s shareholders	$(0.24)	$1.09